Net intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of net intangible assets and goodwill
Net intangible assets and goodwill consist of the following at year-end:

	2023	2022
Net intangible assets (i)
Computer software cost	$129,581	$102,421
Initial franchise fees	17,671	14,804
Reacquired franchised rights	21,270	16,761
Others	940	1,940
Total cost	169,462	135,926
Total accumulated amortization	(111,333)	(88,584)
Subtotal	58,129	47,342

Goodwill (ii)	2023	2022
Brazil	4,876	4,018
Argentina	1,276	1,276
Mexico	1,916	1,000
Chile	3,755	874
Colombia	74	59
Subtotal	11,897	7,227
	$70,026	$54,569

(i)Total amortization expense for fiscal years 2023, 2022 and 2021 amounted to $18,683, $12,497 and $10,932, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years and thereafter is as follows: $29,359 for 2024, $18,357 for 2025; $5,030 for 2026; $3,379 for 2027; $649 for 2028; and thereafter $1,355.
(ii)Related to the acquisition of franchised restaurants and non-controlling interests in Chile.